Loans and Advances to Customers - Summary of Loan Loss Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Loan Loss Provisions by Type [Line Items]
Total	€ 4,628	€ 5,308	€ 5,786
- Loans and advances to banks	28,811	28,858	€ 29,988
- Loans and advances to customers	571,909	560,154
Total closing balance	4,628	5,308
Loan loss provisions [member]
Disclosure of Loan Loss Provisions by Type [Line Items]
Loans to, or guaranteed by, public authorities	3	7
Loans secured by mortgages	873	1,188
Loans guaranteed by credit institutions	9	14
Personal lending	864	742
Asset backed securities	9	2
Corporate loans and Credit Facilities	2,870	3,355
- Loans and advances to banks	8	11
- Loans and advances to customers	4,515	5,178
- Other provisions other	105	119
Netherlands [member]
Disclosure of Loan Loss Provisions by Type [Line Items]
Total	1,735	2,412
Total closing balance	1,735	2,412
Netherlands [member] | Loan loss provisions [member]
Disclosure of Loan Loss Provisions by Type [Line Items]
Loans secured by mortgages	347	550
Loans guaranteed by credit institutions	2	2
Personal lending	118	122
Corporate loans and Credit Facilities	1,268	1,738
- Loans and advances to banks	1
- Loans and advances to customers	1,693	2,349
- Other provisions other	41	63
International [member]
Disclosure of Loan Loss Provisions by Type [Line Items]
Total	2,893	2,896
- Loans and advances to banks	20,912	18,474
Total closing balance	2,893	2,896
International [member] | Loan loss provisions [member]
Disclosure of Loan Loss Provisions by Type [Line Items]
Loans to, or guaranteed by, public authorities	3	7
Loans secured by mortgages	526	638
Loans guaranteed by credit institutions	7	12
Personal lending	746	620
Asset backed securities	9	2
Corporate loans and Credit Facilities	1,602	1,617
- Loans and advances to banks	7	11
- Loans and advances to customers	2,822	2,829
- Other provisions other	€ 64	€ 56